Plant and Equipment (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation	$ 57,420	$ 18,050	$ 117,723	$ 46,523
Paraguay [Member]
Property, Plant and Equipment [Line Items]
VAT from long term receivable	$ 41,300		41,300
Depreciation			$ 6,500